Related Party Transactions - Amounts due from/to CMCC Group (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Prepayments and other current assets	¥ 27,002	¥ 24,552
China Mobile Communications Corporation [member]
Disclosure of transactions between related parties [line items]
Accounts receivable	282	301
Other receivables	145	116
Prepayments and other current assets	5
Accounts payable	5,825	4,580
Accrued expenses and other payables	¥ 80	¥ 131